Taxes - Schedule of Taxation In the Statements of Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Hong Kong profits tax provision for the year:
Current		$ 128,014
Deferred	(53,200)	103,016	157,308
Total income tax expense (credit)	$ (53,200)	$ 231,030	$ 157,308